Label	Element	Value
Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MONEY MARKET PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Money Market Portfolio is an institutional prime money market fund, which seeks a high level of current income and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell Participation Certificates of the Money Market Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2026
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Money Market Portfolio’s operating expenses remain the same. The example below reflects the contractual fee waiver and expense reimbursement for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Money Market Portfolio invests in a broad range of U.S. dollar-denominated money market instruments, including U.S. Government obligations, repurchase agreements, U.S. and foreign bank and commercial obligations. Under normal market conditions, at least 25% and normally a substantial portion of the Portfolio’s total assets will be invested in obligations of issuers in the financial services industry, of domestic branches of U.S. banks and U.S. branches of foreign banks that are subject to the same regulations as U.S. banks. These investments include bank certificates of deposit and time deposits, bankers’ acceptances and commercial paper, and also includes repurchase agreements secured by such obligations.
In addition, the Portfolio may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Portfolio may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Portfolio invests in securities maturing in 397 days (with certain exceptions) and the Portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
The Money Market Portfolio intends to operate as an institutional prime money market fund pursuant to Rule 2a‑7. Accordingly, although the Portfolio is a money market fund, the net asset value (“NAV”) of the Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s securities. In buying and selling securities for the Portfolio, the Investment Advisor will comply with all other requirements of Rule 2a‑7.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the performance of the Money Market Portfolio, and indicate the risks of investing in the Portfolio by showing the historical return variability associated with an investment in the Portfolio. The bar chart shows how the annual total returns of the Portfolio have varied from year to year for the last ten years. Prior to October 11, 2016, the Portfolio operated as a stable NAV money market fund. Beginning October 11, 2016, the Portfolio operates as a floating NAV money market fund. The table shows the Portfolio’s average annual total returns for one‑, five- and ten‑year periods ended December 31, 2024. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Money Market Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com, or by calling (800) 621‑9215.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the performance of the Money Market Portfolio, and indicate the risks of investing in the Portfolio by showing the historical return variability associated with an investment in the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 621‑9215
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pif.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Money Market Portfolio does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Money Market Portfolio Annual Total Returns for Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest quarterly return for the Money Market Portfolio was 1.40% (for the quarter ended December 31, 2023) and the lowest quarterly return was -0.03% (for the quarter ended March 31, 2022).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2024):
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Money Market Portfolio seven‑day average yield as of December 31, 2024 was 4.58%. You may obtain this Portfolio’s current seven‑day yield by visiting the Fund’s website at www.pif.com or by calling (800) 621‑9215.

Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Money Market Portfolio seven‑day average yield as of December 31, 2024 was
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 621‑9215
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	4.58%
Money Market Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Portfolio.
Money Market Portfolio | Risk Money Market Fund Price Fluctuates [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Because the price per Participation Certificate of the Portfolio will fluctuate, when you sell your Participation Certificates they may be worth more or less than what you originally paid for them.
Money Market Portfolio | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Portfolio may impose a fee upon sale of your Participation Certificates. The Portfolio generally must impose a fee when net redemptions of Participation Certificates in a given business day exceed certain levels.
Money Market Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
Money Market Portfolio | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Money Market Portfolio | Liquidity Fee Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity Fee Risk. The Money Market Portfolio is able to impose discretionary liquidity fees on redemptions of Participation Certificates of the Money Market Portfolio, not to exceed 2% of the value of the Participation Certificates redeemed, when it is determined to be in the Portfolio’s best interests. In addition, the Money Market Portfolio is required to impose mandatory liquidity fees, based on liquidity costs as determined by the Advisor, on redemptions of Participation Certificates of the Money Market Portfolio that are made on a day in which the Portfolio’s total net redemptions exceed 5% of the Portfolio’s net assets, unless the liquidity costs are de minimis. Accordingly, your redemptions may be subject to a liquidity fee when you sell your Participation Certificates at certain times.

Money Market Portfolio | Credit Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit ratings or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Portfolio’s investment in that issuer.

Money Market Portfolio | Financial Services Industry Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Financial Services Industry Risk. The Portfolio is susceptible to economic, business, political and other developments which generally affect the financial services industry, such as government regulation, interest rate volatility and the availability and cost of capital funds (including the availability and stability of deposits in the case of deposit-taking institutions), consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.
When interest rates go up, the value of securities issued by financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.
The profitability of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Portfolio’s investments in obligations of these issuers may lose value during such periods.

Money Market Portfolio | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when market interest rates rise, and that the value of a debt security held by the Portfolio may rise when market interest rates fall. Changing demand for debt securities relative to supply also impacts their value, generally decreasing their value when demand decreases and increasing their value when demand increases. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in market interest rates than the market price of shorter-term securities. Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in market interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in the Portfolio. Very low or negative market interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Portfolio may be unable to maintain positive returns or pay dividends. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Portfolio’s ability to achieve its investment objective.

Money Market Portfolio | Extension Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
Money Market Portfolio | Floating Net Asset Value Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Floating Net Asset Value Risk. The NAV of the Money Market Portfolio floats, fluctuating with changes in the values of the Portfolio’s securities, and as a result the Portfolio will not maintain a constant NAV per share. The value of the Portfolio’s Participation Certificates will be calculated to four decimal places. It is possible to lose money by investing in the Portfolio.

Money Market Portfolio | Foreign Exposure Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Exposure Risk. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks. Extensive public information about the foreign issuer may not be available and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.

Money Market Portfolio | Forward Commitment When Issued and Delayed Delivery Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Forward Commitment, When-Issued and Delayed Delivery Securities Risk. When-issued and delayed delivery (delayed settlement) securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Money Market Portfolio | Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Income Risk. Income risk is the risk that the Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Money Market Portfolio | Market Risk and Selection Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, including supply and demand, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, countries, group of countries, regions, market, industry, groups of industries, sectors or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, like pandemics or epidemics, tariffs, trade wars, inflation, recessions, or other events could cause significant global economic and market disruptions and have a significant negative impact on the Portfolio and its investments. The impact of such events may be more severe for the Portfolio because the Portfolio invests in short-term instruments. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Money Market Portfolio | Mortgage and Asset Backed Securities Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risks. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Money Market Portfolio | Prepayment Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest proceeds in securities with lower yields.

Money Market Portfolio | Repurchase Agreement Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Repurchase Agreement Risk. The Portfolio may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Money Market Portfolio | Risk of Investing in the United States [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risk of Investing in the United States. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Money Market Portfolio | Small Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small Fund Risk. The Portfolio may not grow to or maintain an economically viable size to achieve investment or trading efficiencies, which may negatively impact performance and/or force the Portfolio to liquidate. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund participation certificates, which can occur at any time and may impact the fund in the same manner as a high volume of purchases or redemptions. The size and scale of the Portfolio may fluctuate based on current market considerations or other considerations, which may negatively impact the Portfolio’s performance.

Money Market Portfolio | U S Treasury Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
U.S. Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, the actual or threatened failure of the U.S. Government to pay its obligations will increase credit risk. In addition, due to fluctuations in market interest rates, the market value of such securities may vary during the period of your investment in the Portfolio. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non‑payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

Money Market Portfolio | U S Government Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non‑payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

Money Market Portfolio | Variable and Floating Rate Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Variable and Floating Rate Investment Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Portfolio and may adversely affect the value of the Portfolio’s Participation Certificates. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.

Money Market Portfolio | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory and Servicing Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.35%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Net Annual Portfolio Operating Expenses	rr_NetExpensesOverAssets	0.18%
1 Year	rr_ExpenseExampleYear01	$ 18
3 Years	rr_ExpenseExampleYear03	95
5 Years	rr_ExpenseExampleYear05	180
10 Years	rr_ExpenseExampleYear10	$ 427
2015	rr_AnnualReturn2015	0.07%
2016	rr_AnnualReturn2016	0.32%
2017	rr_AnnualReturn2017	0.78%
2018	rr_AnnualReturn2018	1.93%
2019	rr_AnnualReturn2019	2.28%
2020	rr_AnnualReturn2020	0.54%
2021	rr_AnnualReturn2021	none
2022	rr_AnnualReturn2022	1.67%
2023	rr_AnnualReturn2023	5.18%
2024	rr_AnnualReturn2024	5.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.03%)
1 Year	rr_AverageAnnualReturnYear01	5.27%
5 Years	rr_AverageAnnualReturnYear05	2.51%
10 Years	rr_AverageAnnualReturnYear10	1.79%

[1]
BlackRock Advisors, LLC (the “Investment Advisor” or “BALLC”) has contractually agreed to waive its fees such that the Money Market Portfolio’s annual ordinary operating expenses do not exceed 0.30% of the Portfolio’s average daily net assets. In addition, the Investment Advisor has further agreed to waive its fees such that the Portfolio’s annual ordinary operating expenses do not exceed 0.175% of the Portfolio’s average daily net assets up to $1 billion, 0.16% of the Portfolio’s average daily net assets between $1 billion and $2 billion, and 0.155% of the Portfolio’s average daily net assets in excess of $2 billion. BCS Financial Services Corporation (the “Administrator”) has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio. If for any day, after giving effect to all other fee waivers and all expenses, including without limitation, any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator and BALLC have agreed to waive all or a portion of their fees for such day so that after giving effect to such waiver, and the other fee waivers, the portfolio yield for such day would not be less than 0.01%. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2026 without the consent of the Board of Trustees of the Fund (the “Board”).